Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Schedule of information on the nature of expenses recognized in the consolidated statement of profit or loss

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

	December 31, 2024	December 31, 2023	December 31, 2022
Employee expenses	(316,737)	(322,871)	(304,615)
Third-party services and other inputs	(24,759)	(26,255)	(23,375)
Depreciation and amortization	(16,888)	(18,659)	(18,364)
Share-based compensation	(5,565)	(5,665)	(1,057)
Travel expenses	(4,361)	(3,108)	(2,600)
Impairment losses on accounts receivable and contract assets	(2,610)	(305)	(18)
Insurance	(1,557)	(2,449)	(2,915)
Short-term leases	(945)	(1,194)	(1,447)
Training	(611)	(684)	(1,321)
Consulting	(66)	(513)	(3,652)
Other post-acquisition expenses	(911)	(508)	(4,961)
Other costs and expenses(a)	(8,360)	(7,766)	(6,732)
Total	(383,370)	(389,977)	(371,057)